Average Annual Total Returns - Class T - DWS Health and Wellness Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions - with sale 1 Year	Class T After tax on distributions - with sale 5 Years	Class T After tax on distributions - with sale 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		12.27%	8.56%	14.29%	9.80%	6.67%	12.19%	7.52%	6.40%	11.60%	18.40%	15.22%	13.88%	13.52%	9.87%	13.45%